Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap - Aria Energy LLC [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments (Details) - Schedule of cash payments for the natural gas swap [Line Items]
Natural gas swap liability	$ 1,268	$ 2,514	$ 2,640
Natural gas swap – unrealized loss	(40)	$ (619)	875
Interest rate CAP – unrealized loss	$ (95)
Interest rate swaps – unrealized gain			852
Interest rate swaps – realized gain			$ 539